Trade and other payables	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade and other payables [Abstract]
Disclosure of trade and other payables [text block]

Note 30     Trade and other payables

Amounts in US$ ‘000	2021	2020
V.A.T	7,473	3,453
Trade payables	86,672	63,528
Payables to LGI (former non-controlling interest)	—	3,528
Customer advance payments	426	—
Other short-term advance payments (a)	1,558	—
Staff costs to be paid	17,973	13,752
Royalties to be paid	7,347	5,287
Taxes and other debts to be paid	6,651	9,734
To be paid to co-venturers (Note 34)	953	5,760
	129,053	105,042
Classified as follows:
Current	127,513	100,156
Non-current	1,540	4,886
(a)	Advance payment collected in relation with the sale of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks (see Note 36.3.1).

The average credit period (expressed as creditor days) during the year ended December 31, 2021 was 89 days (2020: 110 days).

The fair value of these short-term financial instruments is not individually determined as the carrying amount is a reasonable approximation of fair value.